Other Fixed Assets	9 Months Ended
Sep. 30, 2014
Other Fixed Assets [Abstract]
Other Fixed Assets
8.      Other Fixed Assets:

The amounts in the accompanying condensed consolidated balance sheets are analyzed as follows:

	Land	Buildings	Other	Total
Cost, December 31, 2013	$9,036	$3,459	$13,196	$25,691
- Additions	-	-	7,863	7,863
- Disposals	-	-	(33	)(33)
Cost, September 30, 2014	9,036	3,459	21,026	33,521

Accumulated depreciation, December 31, 2013	-	(519	)(2,263)	(2,782)
- Depreciation expense	-	(62	)(1,878)	(1,940)
- Disposals	-	-	33	33
Accumulated depreciation, September 30, 2014	-	(581	)(4,108)	(4,689)

Net book value, December 31, 2013	9,036	2,940	10,933	22,909
Net book value, September 30, 2014	$9,036	$2,878	$16,918	$28,832